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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
   Address:      75 Park Plaza
                 Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Financial Officer
Phone:   617-646-7728

Signature, Place, and Date of Signing:

    /s/ Robert T. Needham              Boston, MA       November 12, 2004
-------------------------------    -----------------    -----------------
         [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 13
                                        --------------------

Form 13F Information Table Value Total: $451,959
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE

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

      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- -------------------- ---------- --------- ----------------------
                                                       VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------- ---------------- ---------  -------- --------- ----- ---- ---------- --------- ------   -------- ----
AT&T Wireless Group         Common Stock   00209A1060  18,475   1,250,000 SH          Sole               1,250,000
Boise Cascade               Common Stock   0973831037  88,565   2,661,200 SH          Sole               2,661,200
Cincinnati Bell             Common Stock   1718711062  14,881   4,263,900 SH          Sole               4,263,900
Conseco                     Common Stock   2084648839  65,994   3,736,900 SH          Sole               3,736,900
Exide Technologies          Common Stock   3020512063  19,645   1,239,403 SH          Sole               1,239,403
Hollinger
  International-CL A        Common Stock   4355691084  54,183   3,133,800 SH          Sole               3,133,800
King Pharmaceuticals Inc.   Common Stock   4955821081   6,328     530,000 SH          Sole                 530,000
Northwest Airlines Corp     Common Stock   6672801015   8,210   1,000,000 SH          Sole               1,000,000
Sovereign Bancorp           Common Stock   8459051087 157,783   7,231,100 SH          Sole               7,231,100
Triton PCS
  Holdings Inc. Cl A        Common Stock   89677M1062  10,958   4,280,500 SH          Sole               4,280,500
AT&T Wireless Group
  Jan 05 12.5C             Options-Calls    00209A4AV   4,200  17,500 SH CAL          Sole                  17,500
Mandalay Resort
  Jan 06 65C               Options-Calls    562567907   1,425   2,500 SH CAL          Sole                   2,500
JP Morgan Chase
  & Co Jan 05 30P           Options-Puts    46625H0MF   1,313  75,000 SH PUT          Sole                  75,000
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